Pension Schemes - Summary of Defined Benefit Pension Expense (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.60%	2.65%	3.85%
Inflation	3.15%	3.25%	3.05%
United States [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.55%	4.00%	4.45%
Inflation	2.50%	2.50%	2.50%